Financial instruments - Fair value and risk management, Currency Risk (Details) - Currency Risk [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 15, 2026	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Liabilities [Abstract]
Net position				$ (571,370,946)	$ (519,656,202)
USD [Member]
Liabilities [Abstract]
Exchange rates of MXN/USD			172,502	17.9528	20.5103
USD [Member] | 5% Strengthening [Member]
Sensitivity analysis [Abstract]
Strengthening / weakening, effect on capitalized in construction in process	$ 0	$ (547,098,446)
Strengthening / weakening, effect on profit and loss	512,885,416	14,183,216
USD [Member] | 5% Weakening [Member]
Sensitivity analysis [Abstract]
Strengthening / weakening, effect on capitalized in construction in process	0	547,098,446
Strengthening / weakening, effect on profit and loss	$ (512,885,416)	$ (14,183,216)
Cash and Cash Equivalents and Restricted Cash [Member]
Assets [Abstract]
Financial assets				$ 12,215,335	$ 34,084,570
Trade Receivables [Member]
Assets [Abstract]
Financial assets				3,490,439	2,455,301
Other Receivables [Member]
Assets [Abstract]
Financial assets				0	26,932
Prepayments [Member]
Assets [Abstract]
Financial assets				18,507	18,507
Current Installments of Long-Term Debt [Member]
Liabilities [Abstract]
Financial liabilities				(557,576,166)	(152,279,649)
Long-Term Debt [Member]
Liabilities [Abstract]
Financial liabilities				(1,492,822)	(381,206,888)
Trade Accounts Payable Excluding Current Installments [Member]
Liabilities [Abstract]
Financial liabilities				(9,756,911)	(9,216,743)
Advance From Customers and Accumulated Expenses [Member]
Liabilities [Abstract]
Financial liabilities				(3,222,840)	0
Due to Related Parties [Member]
Liabilities [Abstract]
Financial liabilities				(10,465,067)	(8,967,127)
Other Liabilities [Member]
Liabilities [Abstract]
Financial liabilities				$ (4,581,421)	$ (4,571,105)